Loss Per Share (Details) - Schedule of Anti-Dilutive Securities - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant and Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants and share options	2,631,603	2,912,147	1,170,262